Assets held for sale_Details of assets held for sale (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Assets or disposal groups classified as held for sale [Line Items]
Total		₩ 60,002,000,000	$ 55,245	₩ 10,556,000,000
Explanation of facts and circumstances of sale or reclassification and expected disposal, manner and timing		The Group has decided to sell some of the premises and equipment through internal consultation during the current term and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior term has been sold and removed. In addition, the investment assets of the associates, which are counted as assets held for sale as of the end of the current term, are likely to be sold within one year of the end of the current term according to the management's decision. On the other hand, other assets that are expected to be sold as of the end of the current term are classified as assets held for sale since they are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction
Premises and equipment
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	₩ 2,130,000,000		94,000,000
Investments of associates
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	50,411,000,000		0
Others
Assets or disposal groups classified as held for sale [Line Items]
Total	[1]	₩ 7,461,000,000		₩ 10,462,000,000

[1]	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2019 and December 31, 2020.